Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued and other liabilities consisted of the following as of December 31 (in thousands):

	2013	2012
Compensation and benefits	$15,220	$17,278
Legal and professional fees	426	1,994
Environmental liabilities	1,117	1,984
Rebates and allowances	4,155	2,476
Customer bill-backs	749	651
Other non-income taxes	1,710	2,407
Interest payable	501	86
Other	4,165	4,253
	$28,043	$31,129